Consolidated Statements of Comprehensive Income (AUD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
Revenue from products	10,170,804	19,368,745	12,063,582
Revenue from services	4,918,868	10,277,698	2,632,870
Total revenue	15,089,672	29,646,443	14,696,452
Operating costs & expenses
Cost of goods sold	10,455,567	17,987,049	12,310,302
Cost of services	1,187,244	669,042	708,149
Research and development	15,483,902	13,482,459	9,812,396
General and administrative	6,200,786	6,790,524	7,271,488
Total operating costs & expenses	33,327,499	38,929,074	30,102,335
Loss from operations	(18,237,827)	(9,282,631)	(15,405,883)
Other income/(expense)
Interest income	499,970	437,171	683,323
Interest expense	(22,640)	(29,263)	0
Financing costs	(797,126)	0	0
Other	6,923,816	(256,499)	30,443
Total other income	6,604,020	151,409	713,766
Net loss before tax	(11,633,807)	(9,131,222)	(14,692,117)
Income tax benefit/(expense)	0	0	0
Net loss	(11,633,807)	(9,131,222)	(14,692,117)
Earnings per share
Basic and diluted net loss per share	(0.07)	(0.06)	(0.09)
Other comprehensive loss, net of tax:
Unrealized gain on derivative instruments	0	0	83,339
Reclassification for gains realized in net income	0	(83,339)	0
Other comprehensive (loss)/gain	0	(83,339)	83,339
Comprehensive loss	(11,633,807)	(9,214,561)	(14,608,778)